SUPPLEMENT DATED AUGUST 10, 2010
TO
PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

The name of the advisor to the Rydex Funds has been changed from PADCO Advisors II, Inc. to Rydex Advisors II, LLC.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Accolade NY (Rydex) 8/2010